Share Based Compensation - Assumptions used to value stock options (Details) - Options	12 Months Ended
	Dec. 31, 2022 CAD ($) Y	Dec. 31, 2021 CAD ($) Y
Share Based Compensation
Term of awards	7 years
Vesting period	3 years
Annual dividend per share (dollars)	$ 1.88	$ 1.05
Risk-free interest rate	1.73%	0.49%
Expected life | Y	5	5
Expected volatility	42.00%	40.00%
Weighted average fair value per option (dollars)	$ 9.27	$ 5.40